Share capital - Restricted share units (Details) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning | shares	507,849
Number Of Share Option Granted In Sharebased Payment Arrangement | shares	450,442
Number Of Share Option Exercised In Sharebased Payment Arrangement | shares	(169,283)
Number Of Share Option Expired In Sharebased Payment Arrangement | shares	(139,535)
Number of options outstanding, ending | shares	649,473
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 3.44
Weighted Average Exercise Price Of Share Option Granted In Sharebased Payment Arrangement | $ / shares	3.41
Weighted Average Exercise Price Of Share Option Exercised In Sharebased Payment Arrangement | $ / shares	3.44
Weighted Average Exercise Price Of Share Option Expired In Sharebased Payment Arrangement | $ / shares	3.44
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 3.42